Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information
Corporate information

1. Corporate information

Vale S.A. and its subsidiaries (“Vale” or the “Company”) have as their main operational activity the production of: (i) iron ore and iron ore pellets, which are key raw materials for steelmaking, (ii) nickel, that is used to produce stainless steel and metal alloys employed in the production process of several products, and (iii) copper, used in the construction sector to produce pipes and electrical wires. The Company also produces platinum group metals, gold, silver, and cobalt, as by-products of its main metals and produces thermal and metallurgical coal, considered a discontinued operation as at December 31, 2021 (note 16a). In addition, Vale operates a railroad and port logistics system in Brazil to outflow its production. The information by segment is presented in note 4.

Products are mainly sold in the international market by Vale International S.A. (“VISA”), which is a trading company located in Switzerland.

Vale S.A. (the “Parent Company”) is a public company headquartered in the city of Rio de Janeiro, Brazil with securities traded on the stock exchanges of São Paulo – B3 S.A. (VALE3), New York - NYSE (VALE) and Madrid – LATIBEX (XVALO).